Taxation (Details) - Schedule of Reconciliations of the Income Tax Expenses - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliations of the Income Tax Expenses [Abstract]
(Loss)/income before income tax		$ 2,524	$ (19,764)	$ (46,084)
Income tax computed at statutory PRC income tax rate (25%)	[1]	631	(4,941)	(11,521)
Differential income tax rates applicable to certain entities comprising the Company		74	1,791	4,061
Effect of tax holiday		(448)	469	1,786
Permanent differences	[2]	(174)	2,100	1,826
Change in valuation allowance		133	1,569	5,405
Accelerated deductions on research and development expenses	[3]	(146)	(827)	(1,313)
Income tax expenses		$ 70	$ 161	$ 244

[1]	The PRC statutory income tax rate was used because the majority of the Company’s operations are based in the PRC.
[2]	Permanent differences primarily represent non-deductible expenses.
[3]	This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC.